Client Name:	XXXX
Client Project Name:	BRAVO 2020-RPL1
Start - End Dates:	2/19/2014 - 2/21/2018
Deal Loan Count:	12

Conditions Report 2.0

Loans in Report:	12
Loans with Conditions:	8

16 - Total Active Conditions
6 - Material Conditions
6 - Compliance Review Scope
3 - Category: Documentation
1 - Category: Finance Charge Tolerance
2 - Category: State Prepayment Penalty
10 - Non-Material Conditions
10 - Compliance Review Scope
9 - Category: Federal Consumer Protection
1 - Category: Right of Rescission
0 - Total Satisfied Conditions

2 - Total Waived Conditions

2 - Compliance Review Scope
1 - Category: Documentation
1 - Category: Finance Charge Tolerance

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